Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 7,297,328	$ 1,259,242
Other receivables	47,894	837,930
Prepaid expenses	962,902	1,645,180
Total Current Assets	8,308,124	3,742,352
Non-Current Assets
Restricted cash	15,470,178	15,020,679
Property and plant and equipment, net	2,016	853
Deferred exploration and evaluation expenditure	39,712,591	35,213,542
Investment in equity-accounted joint venture	107,856,418	5,000,000
Investment in equity-accounted associate	350,068	343,239
Right of use asset	22,865	30,871
Total Non-Current Assets	163,414,136	55,609,184
TOTAL ASSETS	171,722,260	59,351,536
Current Liabilities
Trade and other payables	17,971,783	13,226,525
Provisions	27,454	24,200
Lease liability	11,870	9,842
Funding from related party	5,854,852	4,268,857
Warrants liability	40,919,123	37,864,064
Total Current Liabilities	64,785,082	55,393,488
Non-Current Liabilities
Offtake prepayment	15,000,000	15,000,000
Lease liability	14,208	23,796
Total Non-Current Liabilities	15,014,208	15,023,796
TOTAL LIABILITIES	79,799,290	70,417,284
NET ASSETS	91,922,970	(11,065,748)
EQUITY
Share capital	197,732,356	51,508,320
Unissued Capital	45,734,183	45,734,183
Reserves	49,013,687	40,377,182
Accumulated deficit	(200,557,256)	(148,685,433)
TOTAL EQUITY	$ 91,922,970	$ (11,065,748)